STOCKHOLDERS' EQUITY - Warrants (Details) - LifeSci Acquisition II Corp	12 Months Ended
Jun. 30, 2021
Class of Warrant or Right [Line Items]
Restrictions on transfer period of time after business combination completion	5 years
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	1 year